INCOME TAX EXPENSE AND DEFERRED TAXES - Distribution of national and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSE AND DEFERRED TAXES
Current tax expense	$ (70,979,671)	$ (74,063,096)	$ (46,094,100)
Deferred tax expense	(15,014,636)	(30,281,542)	(83,220)
Total income tax expense	(85,994,307)	(104,344,638)	(46,177,320)
National
INCOME TAX EXPENSE AND DEFERRED TAXES
Current tax expense	(26,472,238)	(12,812,693)	(8,730,476)
Deferred tax expense	(1,395,030)	(25,684,847)	(7,026,145)
Foreign
INCOME TAX EXPENSE AND DEFERRED TAXES
Current tax expense	(44,507,433)	(61,250,403)	(37,363,624)
Deferred tax expense	$ (13,619,606)	$ (4,596,695)	$ 6,942,925